Corporate debt, Details of corporate debt (Details) $ in Thousands, € in Millions				6 Months Ended
	Dec. 27, 2017 USD ($)	Sep. 25, 2017 USD ($)	Dec. 22, 2014 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	May 10, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)	Dec. 03, 2014 USD ($)	Nov. 17, 2014 USD ($)
Corporate debt [Abstract]
Proceeds from corporate debt				$ 73,767	$ 284,675
Repayment of debt				211,441	$ 366,050
Short-term corporate debt				$ 14,878			$ 68,907
2019 Notes [Member]
Corporate debt [Abstract]
Principal amount											$ 255,000
Fixed interest rate											7.00%
Maturity date				November 15, 2019
Former Revolving Credit Facility [Member]
Corporate debt [Abstract]
Principal amount										$ 125,000
Proceeds from corporate debt			$ 125,000
Repayment of debt	$ 63,000	$ 8,000
Short-term corporate debt							$ 54,000
Eurodollar Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate										2.75%
Eurodollar Rate Loans [Member] | LIBOR [Member] | Top of range [member]
Corporate debt [Abstract]
Adjustment to interest rate						2.25%
Eurodollar Rate Loans [Member] | LIBOR [Member] | Bottom of range [member]
Corporate debt [Abstract]
Adjustment to interest rate						1.60%
Base Rate Loans [Member]
Corporate debt [Abstract]
Adjustment to interest rate										1.75%
Base Rate Loans [Member] | Top of range [member]
Corporate debt [Abstract]
Adjustment to interest rate						1.00%
Base Rate Loans [Member] | Bottom of range [member]
Corporate debt [Abstract]
Adjustment to interest rate						0.60%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate						0.50%				0.50%
Base Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate						1.00%				1.00%
2017 Credit Facility [Member]
Corporate debt [Abstract]
Maturity date				July 20, 2019
2017 Credit Facility [Member] | Top of range [member]
Corporate debt [Abstract]
Principal amount								$ 11,700	€ 10
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate								2.25%	2.25%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate								2.25%	2.25%
New Revolving Credit Facility [Member]
Corporate debt [Abstract]
Principal amount				$ 70,000		$ 215,000
Maturity date				December 31, 2021
Proceeds from corporate debt				$ 58,000
New Revolving Credit Facility [Member] | Top of range [member]
Corporate debt [Abstract]
Principal amount						300,000
Additional borrowings capacity of debt						$ 85,000